UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                              CB Core Equity Fund
                                  P.O. Box 446
                               Portland, ME 04112
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-637-6884

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND




[LOGO OMITTED]
CB CORE EQUITY FUND
 SEMI-ANNUAL REPORT                                             APRIL 30, 2004



                                                   INVESTMENT ADVISER:
                                                   CB INVESTMENT MANAGERS, LLC

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2004


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets ...................................................    1

Statement of Operations ...................................................    8

Statement of Changes in Net Assets ........................................    9

Financial Highlights ......................................................   10

Notes to Financial Statements .............................................   11
--------------------------------------------------------------------------------


A description of the policies and procedures that the Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 96.3%
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                     --------        ---------
BASIC MATERIALS -- 2.9%
METALS -- 1.2%
   Alcoa ..........................................     16,650      $   511,988
                                                                    -----------
PAPER & FOREST PRODUCTS -- 1.7%
   Georgia-Pacific ................................     20,970          736,047
                                                                    -----------
   Total Basic Materials ..........................                   1,248,035
                                                                    -----------
CONSUMER DURABLES -- 0.4%
AUTOS -- 0.4%
   General Motors .................................      4,150          196,793
                                                                    -----------
   Total Consumer Durables ........................                     196,793
                                                                    -----------
CONSUMER MERCHANDISE -- 6.9%
RETAIL - APPAREL -- 4.6%
   AnnTaylor Stores* ..............................     20,695          838,768
   Gap ............................................     31,360          690,234
   Ross Stores ....................................     16,328          498,004
                                                                    -----------
                                                                      2,027,006
                                                                    -----------
RETAIL - SPECIALTY -- 2.3%
   Advance Auto Parts* ............................     10,720          462,568
   Staples* .......................................      7,015          180,706
   Williams-Sonoma* ...............................     10,514          341,495
                                                                    -----------
                                                                        984,769
                                                                    -----------
   Total Consumer Merchandise .....................                   3,011,775
                                                                    -----------
CONSUMER NON-DURABLES -- 11.1%
APPAREL -- 0.9%
   Nike, Cl B .....................................      5,835          419,828
                                                                    -----------
BEVERAGES - ALCOHOLIC -- 0.5%
   Constellation Brands, Cl A* ....................      6,480          214,682
                                                                    -----------
BEVERAGES - SOFT -- 1.8%
   PepsiCo ........................................     14,192          773,322
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                     --------        ---------
CONSUMER PRODUCTS -- 3.2%
   Procter & Gamble ...............................     13,181      $ 1,393,891
                                                                    -----------
FOODS -- 2.4%
   Archer-Daniels-Midland .........................     27,040          474,823
   HJ Heinz .......................................     14,970          571,704
                                                                    -----------
                                                                      1,046,527
                                                                    -----------
LEISURE - PRODUCTS -- 2.3%
   Harley-Davidson ................................     17,675          995,456
                                                                    -----------
   Total Consumer Non-Durables ....................                   4,843,706
                                                                    -----------
CONSUMER SERVICES -- 7.4%
LODGING/HOTELS/GAMING -- 4.9%
   Choice Hotels International ....................      5,230          234,827
   International Game Technology ..................     28,610        1,079,741
   Sonic* .........................................     25,180          812,559
                                                                    -----------
                                                                      2,127,127
                                                                    -----------
MEDIA -- 2.5%
   BROADCASTING -- 0.6%
   InterActiveCorp* ...............................      8,275          263,725
                                                                    -----------
   MULTIMEDIA -- 1.9%
   Fox Entertainment Group, Cl A* .................     15,420          429,447
   Walt Disney ....................................     16,775          386,328
                                                                    -----------
                                                                        815,775
                                                                    -----------
                                                                      1,079,500
                                                                    -----------
   Total Consumer Services ........................                   3,206,627
                                                                    -----------
ENERGY -- 7.5%
OIL EQUIPMENT & SERVICE -- 0.9%
   Nabors Industries Ltd.* ........................      9,310          412,992
                                                                    -----------
OIL EXPLORATION & PRODUCTION -- 2.3%
   Burlington Resources ...........................     11,435          769,232
   St. Mary Land & Exploration ....................      6,305          227,926
                                                                    -----------
                                                                        997,158
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                     --------        ---------
OIL INTEGRATED -- 4.3%
   ChevronTexaco ..................................     10,722      $   981,063
   ConocoPhillips .................................     12,204          870,145
                                                                    -----------
                                                                      1,851,208
                                                                    -----------
   Total Energy ...................................                   3,261,358
                                                                    -----------
FINANCIAL SERVICES -- 17.2%
BANKS -- 4.6%
   REGIONAL -- 1.5%
   SouthTrust .....................................     21,415          665,578
                                                                    -----------
   SUPER REGIONAL -- 3.1%
   Bank of America ................................      7,975          641,908
   Wells Fargo ....................................     12,720          718,171
                                                                    -----------
                                                                      1,360,079
                                                                    -----------
                                                                      2,025,657
                                                                    -----------
FINANCIAL MISCELLANEOUS -- 7.0%
   CONSUMER FINANCE -- 0.8%
   H&R Block ......................................      7,255          327,273
                                                                    -----------
   CREDIT CARD -- 0.8%
   MBNA ...........................................     15,025          366,310
                                                                    -----------
   DIVERSIFIED -- 2.5%
   Citigroup ......................................     22,878        1,100,203
                                                                    -----------
   INVESTMENT BANKERS/BROKERS -- 2.9%
   Ameritrade Holding* ............................     27,005          330,541
   Morgan Stanley .................................     17,685          908,832
                                                                    -----------
                                                                      1,239,373
                                                                    -----------
                                                                      3,033,159
                                                                    -----------
INSURANCE -- 5.6%
   LIFE INSURANCE -- 3.8%
   Aflac ..........................................     29,203        1,233,242
   Lincoln National ...............................      9,285          416,711
                                                                    -----------
                                                                      1,649,953
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                     --------        ---------
   MULTI-LINE INSURANCE -- 1.8%
   Hartford Financial Services Group ..............      6,480      $   395,798
   Metlife ........................................     11,185          385,883
                                                                    -----------
                                                                        781,681
                                                                    -----------
                                                                      2,431,634
                                                                    -----------
   Total Financial Services .......................                   7,490,450
                                                                    -----------
HEALTH CARE -- 14.5%
BIOTECHNOLOGY -- 2.0%
   Invitrogen* ....................................     11,925          861,343
                                                                    -----------
HEALTH CARE SERVICES -- 4.7%
   HMOS -- 2.5%
   Anthem* ........................................      5,285          468,145
   WellPoint Health Networks* .....................      5,651          631,160
                                                                    -----------
                                                                      1,099,305
                                                                    -----------
   HOSPITALS -- 2.2%
   DaVita* ........................................      4,900          250,390
   Quest Diagnostics ..............................      8,365          705,588
                                                                    -----------
                                                                        955,978
                                                                    -----------
                                                                      2,055,283
                                                                    -----------
MEDICAL PRODUCTS -- 3.1%
   PRODUCTS -- 3.1%
   Cooper .........................................      8,625          465,750
   Stryker ........................................      8,832          873,750
                                                                    -----------
                                                                      1,339,500
                                                                    -----------
                                                                      1,339,500
                                                                    -----------
PHARMACEUTICALS -- 4.7%
   MEDICAL DRUGS -- 4.7%
   Merck ..........................................      8,990          422,530
   Pfizer .........................................     45,785        1,637,271
                                                                    -----------
                                                                      2,059,801
                                                                    -----------
                                                                      2,059,801
                                                                    -----------
   Total Health Care ..............................                   6,315,927
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                     --------        ---------
INDUSTRIAL -- 8.6%
ELECTRONICS -- 2.4%
   Agilent Technologies* ..........................     12,915      $   348,834
   Jabil Circuit* .................................     26,645          703,162
                                                                    -----------
                                                                      1,051,996
                                                                    -----------
MACHINERY -- 1.0%
   Deere ..........................................      6,425          437,157
                                                                    -----------
MANUFACTURING -- 5.2%
   General Electric ...............................     42,148        1,262,332
   Tyco International Ltd. ........................     35,473          973,734
                                                                    -----------
                                                                      2,236,066
                                                                    -----------
   Total Industrial ...............................                   3,725,219
                                                                    -----------
TECHNOLOGY -- 17.5%
COMPUTER HARDWARE -- 4.1%
   COMPUTER SERVICES -- 1.0%
   Factset Research Systems .......................     10,525          418,474
                                                                    -----------
   COMPUTERS -- 2.1%
   Dell* ..........................................     26,054          904,335
                                                                    -----------
   MEMORY & PERIPHERALS -- 1.0%
   Lexmark International* .........................      4,935          446,420
                                                                    -----------
                                                                      1,769,229
                                                                    -----------
COMPUTER SOFTWARE -- 3.9%
   DATA PROCESSING -- 1.0%
   Dun & Bradstreet* ..............................      8,495          443,864
                                                                    -----------
   SYSTEMS -- 2.9%
   Autodesk .......................................      7,830          262,305
   Microsoft ......................................     38,718        1,005,506
                                                                    -----------
                                                                      1,267,811
                                                                    -----------
                                                                      1,711,675
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONCLUDED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                     --------        ---------
SEMICONDUCTORS -- 2.9%
   SEMICONDUCTOR EQUIPMENT -- 0.7%
   Applied Materials* .............................     16,540      $   301,524
                                                                    -----------
   SEMICONDUCTORS -- 2.2%
   Intel ..........................................     12,090          311,076
   National Semiconductor* ........................     15,555          634,488
                                                                    -----------
                                                                        945,564
                                                                    -----------
                                                                      1,247,088
                                                                    -----------
TELECOMMUNICATIONS -- 6.6%
   CELLULAR/WIRELESS -- 0.6%
   Vodafone Airtouch ADR ..........................     11,100          272,394
                                                                    -----------
   TELECOMMUNICATIONS EQUIPMENT -- 2.0%
   Harris .........................................     19,440          875,772
                                                                    -----------
   WIRELESS EQUIPMENT -- 4.0%
   Motorola .......................................     46,325          845,431
   Qualcomm .......................................     14,055          877,876
                                                                    -----------
                                                                      1,723,307
                                                                    -----------
                                                                      2,871,473
                                                                    -----------
   Total Technology ...............................                   7,599,465
                                                                    -----------
UTILITIES - ELECTRIC & GAS -- 2.3%
ELECTRIC -- 2.3%
   Exelon .........................................      6,225          416,701
   Southern .......................................     21,009          604,219
                                                                    -----------
                                                                      1,020,920
                                                                    -----------
   Total Utilities - Electric & Gas ...............                   1,020,920
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $35,387,184) ..........................                  41,920,275
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS -- 5.5%
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                     --------        ---------
   HighMark Diversified Money Market ..............  1,764,007      $ 1,764,007
   HighMark Government Money Market ...............    642,700          642,700
                                                                    -----------
   TOTAL MONEY MARKET FUNDS
      (Cost $2,406,707) ...........................                   2,406,707
                                                                    -----------
   TOTAL INVESTMENTS -- 101.8%
      (Cost $37,793,891) ..........................                  44,326,982
                                                                    -----------
OTHER ASSETS AND LIABILITIES --  (1.8)%
   Investment Advisory Fees Payable ...............                     (16,200)
   Administration Fees Payable ....................                      (8,219)
   Trustees' Fees Payable .........................                      (1,661)
   Other Assets and Liabilities, Net ..............                    (767,207)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .............                    (793,287)
                                                                    -----------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Portfolio Shares (Unlimited authorization -- no par value)
      based on 3,592,222 outstanding shares of
      beneficial interest .........................                  35,797,929
   Distribution in excess of net investment income                         (161)
   Accumulated net realized gain on investments ...                   1,202,836
   Net unrealized appreciation on investments .....                   6,533,091
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .....................                 $43,533,695
                                                                    ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class                                $12.12
                                                                         ======
   *  NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
LTD.  LIMITED


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends .......................................................    $  263,171
Interest ........................................................         6,687
Less: Foreign Taxes Withheld ....................................          (542)
                                                                     ----------
   TOTAL INVESTMENT INCOME ......................................       269,316
                                                                     ----------
EXPENSES
Investment Advisory Fees ........................................       167,033
Administration Fees .............................................        49,863
Trustees' Fees ..................................................         2,990
Offering Costs (1) ..............................................        16,924
Transfer Agent Fees .............................................        14,485
Audit Fees ......................................................         7,730
Legal Fees ......................................................         7,480
Printing Fees ...................................................         7,080
Custodian Fees ..................................................         2,979
Registration and Filing Fees ....................................           733
Shareholder Servicing Fees ......................................           125
Insurance and Other Fees ........................................         1,827
                                                                     ----------
   TOTAL EXPENSES ...............................................       279,249
                                                                     ----------
Less: Advisory Fee Waiver .......................................       (82,975)
                                                                     ----------
NET EXPENSES ....................................................       196,274
                                                                     ----------
NET INVESTMENT INCOME ...........................................        73,042
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS ................................     1,525,278
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ...............................................       404,546
                                                                     ----------
NET GAIN ON INVESTMENTS .........................................     1,929,824
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $2,002,866
                                                                     ==========

(1) SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND



---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

                                                                   NOVEMBER 1, 2003   MAY 20, 2003*
                                                                  TO APRIL 30, 2004  TO OCTOBER 31,
                                                                      (UNAUDITED)         2003
                                                                  -----------------  --------------
OPERATIONS:
   Net Investment Income .....................................       $    73,042       $    77,430
   Net Realized Gain (Loss) on Investments ...................         1,525,278          (322,442)
   Net Change in Unrealized Appreciation
     on Investments ..........................................           404,546         5,011,066
                                                                     -----------       -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .........................................         2,002,866         4,766,054
                                                                     -----------       -----------
DIVIDENDS:
   Net Investment Income .....................................           (98,023)          (52,610)
                                                                     -----------       -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ....................................................         5,241,889         3,671,217
   Issued in Connection with Collective Investment
     Fund Conversion (1) .....................................                --        29,639,359
   Issued in Connection with an In-Kind Purchase (2) .........                --           855,370
   In Lieu of Dividends ......................................            71,037            38,805
   Redeemed ..................................................        (1,569,595)       (1,032,674)
                                                                     -----------       -----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ..............................         3,743,331        33,172,077
                                                                     -----------       -----------
     TOTAL INCREASE IN NET ASSETS ............................         5,648,174        37,885,521
                                                                     -----------       -----------
NET ASSETS:
   Beginning of Period .......................................        37,885,521                --
   End of Period (including (distributions in
     excess of)/undistributed net investment
     income of $(161) and $24,820, respectively) .............       $43,533,695       $37,885,521
                                                                     ===========       ===========

SHARE TRANSACTIONS:
   Issued ....................................................           432,387           332,235
   Issued in Connection with Collective Investment
     Fund Conversion (1) .....................................                --         2,963,946
   Issued in Connection with an In-Kind Purchase (2) .........                --            78,330
   In Lieu of Dividends ......................................             6,039             3,537
   Redeemed ..................................................          (128,678)          (95,574)
                                                                     -----------       -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ......................................           309,748         3,282,474
                                                                     ===========       ===========


(1) SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

(2) SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS.

  * COMMENCEMENT OF OPERATIONS
AMOUNTS DESIGNATED AS "--" ARE $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------
                                                       SELECTED PER SHARE DATA & RATIOS
                                          FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                 NOVEMBER 1, 2003
                                                   TO APRIL 30,           MAY 20, 2003*
                                                       2004               TO OCTOBER 31,
                                                    (UNAUDITED)                2003
                                                 ----------------       --------------
Net Asset Value, Beginning of Period ..........       $ 11.54               $ 10.00
                                                      -------               -------
Income from Operations
   Net Investment Income ......................          0.02++                0.02
   Net Realized and Unrealized Gain ...........          0.59++                1.54
                                                      -------               -------
   Total from Operations ......................          0.61                  1.56
                                                      -------               -------
Dividends:
   Net Investment Income ......................         (0.03)                (0.02)
                                                      -------               -------
Net Asset Value, End of Period ................       $ 12.12               $ 11.54
                                                      =======               =======

TOTAL RETURN+ .................................          5.28%                15.57%
                                                      =======               =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........       $43,534               $37,886
Ratio of Expenses to Average Net Assets .......          0.94%**               0.94%*
Ratio of Expenses to Average Net Assets
   (excluding  waivers) .......................          1.34%**               1.60%*
Ratio of Net Investment Income to Average
   Net Assets .................................          0.35%**               0.51%*
Portfolio Turnover Rate                                 41.26%                30.57%

 + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
   PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT, IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
++ PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
 * COMMENCEMENT OF OPERATIONS. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. ** ANNUALIZED


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the CB Core Equity Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On May 20, 2003, the Fund commenced operations as a result of the reorganization of a collective investment fund and a common trust fund (the "successor funds") managed by CB Investment Managers, LLC. As a result of the reorganization, 2,963,946 shares of CB Core Equity Fund were exchanged for 1,136,872 shares of the successor funds. The net assets from the successor funds that were reorganized into CB Core Equity Fund were valued at $29,639,359 which included unrealized appreciation of $1,117,479.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

     maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

     Securities for which market quotations are not readily available, of which there are none as of April 30, 2004, are valued at fair value in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund or share class are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income quarterly. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     OFFERING COSTS -- Offering costs which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being capitalized and amortized to expense over a twelve-month period from the Fund's inception on May 20, 2003.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ("the Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative ser-

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

vices at an annual rate of 0.20% of average daily net assets. The minimum fee is $100,000 for one fund, and shall be increased $100,000 for each fund thereafter, and $15,000 for each additional class per fund after the first class, apportioned to the Fund as a percentage of average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Forum Shareholder Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, CB Investment Managers, LLC (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 0.94% of average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the period ended April 30, 2004, the Fund made purchases of $20,450,326 and sales of $16,371,514 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

The tax character of all dividends paid for the period ended October 31, 2003 was deemed ordinary income and amounted to $52,610.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2003, the Fund had the following capital loss carryforwards:

                        EXPIRES                TOTAL CAPITAL
                         2011                LOSS CARRYFORWARD
                       --------              -----------------
                       $322,442                  $322,442
For Federal income tax purposes, the cost of securities owned at April 30, 2004, and the net realized gains or losses on securities sold for the period were not different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2004, were as follows:

        FEDERAL TAX       APPRECIATED      DEPRECIATED     NET UNREALIZED
           COST           SECURITIES       SECURITIES       APPRECIATION
       -------------      -----------      ----------      --------------
        $37,793,891       $7,433,029       $(899,938)        $6,533,091

8. IN-KIND TRANSACTIONS:

During the period ended October 31, 2003, the Fund primarily received securities in lieu of cash for shareholder subscriptions. The value of the subscriptions was as follows:

       SUBSCRIPTION      SUBSCRIPTION AT VALUE     SHARES SUBSCRIBED
       ------------      ---------------------     -----------------
         $855,370              $855,370                 78,330

9. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                      NOTES

                                      NOTES

                                      NOTES

                               CB CORE EQUITY FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                 1-800-637-6884

                                    ADVISER:
                           CB Investment Managers, LLC
                              300 West Vine Street
                               Lexington, KY 40507

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




         This information must be preceded or accompanied by a current prospectus for the Fund described.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*
                                      /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*
                                      /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*
                                      /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.